UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gartmore Separate Accounts, LLC
Address: 94 North Broadway
         Irvington, NY  10533

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     (914) 674-5720

Signature, Place, and Date of Signing:

     /s/  Iona Watter     Irvington, NY     April 29, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06754                      Formerly Groupama Asset Management N.A.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     $803,692 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    28330   607688 SH       SOLE                   605021        0     2667
ADOBE SYS INC                  COM              00724F101    27257   405798 SH       SOLE                   404032        0     1766
AETNA INC NEW                  COM              00817Y108    32690   436156 SH       SOLE                   434238        0     1918
AMERICAN EXPRESS CO            COM              025816109    23632   460033 SH       SOLE                   457936        0     2097
ASK JEEVES INC                 COM              045174109      177     6303 SH       SOLE                     5997        0      306
AUTODESK INC                   COM              052769106      535    17993 SH       SOLE                    17117        0      876
BAKER HUGHES INC               COM              057224107    18113   407125 SH       SOLE                   405361        0     1764
BANK OF AMERICA CORPORATION    COM              060505104    30753   697348 SH       SOLE                   694331        0     3017
BROADCOM CORP                  CL A             111320107      137     4595 SH       SOLE                     4374        0      221
CAREMARK RX INC                COM              141705103    34140   858228 SH       SOLE                   854435        0     3793
CATERPILLAR INC DEL            COM              149123101    24045   262961 SH       SOLE                   261781        0     1180
CENDANT CORP                   COM              151313103      361    17597 SH       SOLE                    16764        0      833
CHARLES RIV LABS INTL INC      COM              159864107      553    11758 SH       SOLE                    11182        0      576
CIT GROUP INC                  COM              125581108      714    18779 SH       SOLE                    17831        0      948
COMMUNITY HEALTH SYS INC NEW   COM              203668108      792    22699 SH       SOLE                    21571        0     1128
DARDEN RESTAURANTS INC         COM              237194105      329    10729 SH       SOLE                    10201        0      528
DELL INC                       COM              24702R101    23255   605286 SH       SOLE                   602644        0     2642
DOLLAR GEN CORP                COM              256669102      516    23534 SH       SOLE                    22369        0     1165
E M C CORP MASS                COM              268648102    21887  1776534 SH       SOLE                  1769044        0     7490
FISHER SCIENTIFIC INTL INC     COM NEW          338032204    22886   402079 SH       SOLE                   399935        0     2144
FORTUNE BRANDS INC             COM              349631101      249     3085 SH       SOLE                     2932        0      153
GENERAL ELEC CO                COM              369604103    32478   900663 SH       SOLE                   896695        0     3968
GILEAD SCIENCES INC            COM              375558103      642    17926 SH       SOLE                    17040        0      886
GILLETTE CO                    COM              375766102    32632   646434 SH       SOLE                   643590        0     2844
GOLDMAN SACHS GROUP INC        COM              38141G104     7079    64363 SH       SOLE                    63477        0      886
HARRAHS ENTMT INC              COM              413619107    27399   424271 SH       SOLE                   422395        0     1876
HEWITT ASSOCS INC              COM              42822Q100     2690   101128 SH       SOLE                   100813        0      315
HYPERION SOLUTIONS CORP        COM              44914M104      567    12864 SH       SOLE                    12225        0      639
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101      309     3881 SH       SOLE                     3690        0      191
INTEL CORP                     COM              458140100    26598  1144970 SH       SOLE                  1139972        0     4998
INTERNATIONAL RECTIFIER CORP   COM              460254105      397     8721 SH       SOLE                     8291        0      430
JABIL CIRCUIT INC              COM              466313103      531    18605 SH       SOLE                    17681        0      924
JOHNSON & JOHNSON              COM              478160104    24004   357421 SH       SOLE                   355852        0     1569
JUNIPER NETWORKS INC           COM              48203R104    24641  1116994 SH       SOLE                  1112034        0     4960
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      501     7055 SH       SOLE                     6707        0      348
LAM RESEARCH CORP              COM              512807108      472    16339 SH       SOLE                    15528        0      811
LAUDER ESTEE COS INC           CL A             518439104      450     9996 SH       SOLE                     9513        0      483
LOWES COS INC                  COM              548661107    23782   416579 SH       SOLE                   414755        0     1824
MANOR CARE INC NEW             COM              564055101      464    12773 SH       SOLE                    12140        0      633
MEDTRONIC INC                  COM              585055106    22798   447449 SH       SOLE                   445491        0     1958
MEMC ELECTR MATLS INC          COM              552715104      495    36800 SH       SOLE                    34987        0     1813
MERRILL LYNCH & CO INC         COM              590188108    28431   502311 SH       SOLE                   501136        0     1175
MICROS SYS INC                 COM              594901100      575    15676 SH       SOLE                    14900        0      776
MONSANTO CO NEW                COM              61166W101    19428   301202 SH       SOLE                   299932        0     1270
NOBLE CORPORATION              SHS              G65422100      215     3825 SH       SOLE                     3631        0      194
OFFICE DEPOT INC               COM              676220106      416    18769 SH       SOLE                    17849        0      920
PATTERSON UTI ENERGY INC       COM              703481101      286    11437 SH       SOLE                    10874        0      563
PENNEY J C INC                 COM              708160106    21574   415519 SH       SOLE                   413901        0     1618
PEPSICO INC                    COM              713448108    32767   617903 SH       SOLE                   615231        0     2672
PRAXAIR INC                    COM              74005P104      655    13682 SH       SOLE                    13000        0      682
QUALCOMM INC                   COM              747525103    28046   765666 SH       SOLE                   762308        0     3358
QUEST SOFTWARE INC             COM              74834T103      348    25118 SH       SOLE                    23880        0     1238
QUIKSILVER INC                 COM              74838C106      419    14447 SH       SOLE                    13731        0      716
RALCORP HLDGS INC NEW          COM              751028101      366     7721 SH       SOLE                     7340        0      381
ROCKWELL COLLINS INC           COM              774341101      416     8747 SH       SOLE                     8313        0      434
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103      600    13427 SH       SOLE                    12762        0      665
STAPLES INC                    COM              855030102    26689   849163 SH       SOLE                   845707        0     3456
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203    29703   494795 SH       SOLE                   492226        0     2569
STATION CASINOS INC            COM              857689103      633     9374 SH       SOLE                     8907        0      467
TIBCO SOFTWARE INC             COM              88632Q103      201    26920 SH       SOLE                    25587        0     1333
TYCO INTL LTD NEW              COM              902124106    24353   720515 SH       SOLE                   717330        0     3185
UNITED TECHNOLOGIES CORP       COM              913017109    26346   259157 SH       SOLE                   257964        0     1193
WAL MART STORES INC            COM              931142103    23620   471356 SH       SOLE                   469263        0     2093
WILLIAMS COS INC DEL           COM              969457100      392    20833 SH       SOLE                    19821        0     1012
WMS INDS INC                   COM              929297109      384    13637 SH       SOLE                    12960        0      677
YAHOO INC                      COM              984332106    16549   488179 SH       SOLE                   486013        0     2166